Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investor capital contributions		$ 17,982	$ 43,049
Proceeds from issuance of common stock	$ 5,819	8,549
WCAS Capital Partners IV, L.P. [Member]
Investor capital contributions		3,000	$ 15,643
Capital Royalty Partners Term Loan [Member]
Investor capital contributions		5,000
Proceeds from issuance of common stock	$ 5,500	$ 5,117